Pension and OPEB Plans (Narrative) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Net Regulatory Assets	$ (1,396)	$ (1,512)	$ (1,329)
Number of OPEB plans | item		2
Rolling period		4 years
Percentage of gains and losses		25.00%
Second pool representation of total investments, percentage		25.00%
Number of defined pension plans in which the Company participates | item	2
Percentage of plan attributed to regulated business	100.00%
Gain Due To Increase In Discount Rates [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain		$ 662
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions		$ 26	24	$ 23
Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of corporate bonds | item		1,138
Discount rate	5.19%
Expected return on plan assets	6.05%
Pension And OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Regulatory Assets		$ 346	581
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain		$ 662	$ 95	$ (302)
Weighted-average interest crediting rate assumption for Cash Balance Formula		3.00%
Expected funding, 2019		$ 5
Expected funding, 2019 to 2023		$ 356
Discount rate		2.75%	2.40%	3.13%
Expected return on plan assets		4.70%	4.35%	4.94%
Cash contributions	$ 3	$ 6	$ 21	$ 134
Additional cash contributions	2
Additional cash contributions, next five years	$ 466
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain		$ 190	$ 136	$ (20)
Number of corporate bonds | item		504
Expected funding, 2019		$ 22
Expected funding, 2019 to 2023		$ 126
Discount rate	5.11%	2.91%	2.58%	3.29%
Expected return on plan assets	6.94%	5.61%	5.24%	5.90%
Cash contributions	$ 20	$ 35	$ 35	$ 35
Additional cash contributions	4
Additional cash contributions, next five years	$ 128
Oncor Cash Balance Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer		100.00%
Percentage of employee's contribution matched 100% by employer		6.00%
Oncor Traditional Retirement Plan Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer		75.00%
Percentage of employee's contribution matched 100% by employer		6.00%
Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.19%
Expected return on plan assets	6.47%